Vessel Purchase Prepayments - Schedule of Equipment Prepayment Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equipment Prepayment [Roll Forward]
At January 1	$ 421,472	$ 72,000
Additions	0	349,000
Capitalized interest	0	472
Transfer to vessels and equipment	(72,000)	0
At December 31	$ 349,472	$ 421,472